UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Verus Financial Partners
      9030 Stony Point Parkway, Suite 160
      Richmond, Virginia 23235



Form 13F File Number:  28-13642

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Julie Waitman
Title: Vice President
Phone: 804-648-5008

Signature, Place, and Date of Signing:


  Julie Waitman            Richmond, VA                 7/23/2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   none
                                                  -----------------------

Form 13F Information Table Entry Total:               42
                                                  -----------------------

Form 13F Information Table Value Total:               156214 (X1000)
 (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE

-------------------------------------------------------------------------------------------------------------------------------
Aberdeen Indonesia Fund           ETF     00305P106      167         13000SH             SOLE            NONE   13000            0
ALPS C&S Global REIT ETF          ETF     00162Q106     4085        110210SH             SOLE            NONE   80335        29875
Altria Inc                        COM     02209S103     1444         41791SH             SOLE            NONE   37122         4669
Apple, Inc.                       COM     037833100      736          1261SH             SOLE            NONE     875          386
AT&T Inc.                         COM     00206R102      394         11038SH             SOLE            NONE    9349         1689
Bank of America Corp              COM     060505104      125         15283SH             SOLE            NONE   12730         2553
BB&T Corporation                  COM      54937107      275          8906SH             SOLE            NONE    7282         1624
Bristol-Meyers Squibb Co          COM     110122108      252          6999SH             SOLE            NONE    6173          826
Capital One Financial             COM     14040H105      460          8422SH             SOLE            NONE    1720         6702
CarMax Group                      COM     143130102     1793         69135SH             SOLE            NONE   60263         8872
Coca Cola                         COM     191216100      262          3345SH             SOLE            NONE    2395          950
Community Bankers Tr Cp           COM     203612106       29         15957SH             SOLE            NONE       0        15957
Dominion Resources, Inc           COM     25746U109      911         16865SH             SOLE            NONE   15402         1463
ExxonMobil                        COM     30231G102     1421         16611SH             SOLE            NONE   13983         2628
General Electric Company          COM     369604103      624         29946SH             SOLE            NONE   22902         7044
Honeywell Incorporated            COM     438516106      306          5484SH             SOLE            NONE    5484            0
IBM                               COM     459200101      268          1370SH             SOLE            NONE     970          400
ICB Financial Com                 COM     44923M103       66         17584SH             SOLE            NONE   17584            0
Intel Corp                        COM     458140100      257          9654SH             SOLE            NONE    7159         2495
iShares S&P 500                   COM     464287200    14758        107916SH             SOLE            NONE   88447        19469
iShares S&P Midcap 400            COM     464287507     4290         45554SH             SOLE            NONE   36668         8886
Johnson & Johnson                 COM     478160104      336          4969SH             SOLE            NONE    3545         1424
Kraft Foods Inc                   COM     50075N104      322          8332SH             SOLE            NONE    7986          346
Lakeland Bancorp                  COM     511637100      125         11869SH             SOLE            NONE     639        11230
Lincoln National Corp.            COM     534187109      325         14882SH             SOLE            NONE   14882            0
Maximus, Inc.                     COM     577933104      587         11352SH             SOLE            NONE       0        11352
Microsoft Corp.                   COM     594918104      211          6883SH             SOLE            NONE    6383          500
Pepsico                           COM     713448108      249          3522SH             SOLE            NONE    3322          200
Pfizer Inc.                       COM     717081103      330         14362SH             SOLE            NONE   13997          365
Philip Morris Intl Inc            COM     718172109     2997         34342SH             SOLE            NONE   31743         2599
Polaris Industries  Inc           COM     731068102      870         12168SH             SOLE            NONE    3401         8767
Proctor & Gamble                  COM     742718109      417          6812SH             SOLE            NONE    6112          700
SPDR Trst Ut Series DJ Glbl REIT  ETF     78463X749     2358         59437SH             SOLE            NONE   47250        12187
SPDR Trust Unit Series S&P 500    ETF     78462F103      326          2392SH             SOLE            NONE    2207          185
Sun Trust Bank                    COM     867914103      202          8328SH             SOLE            NONE    7150         1178
Vanguard Intl Equity Index        ETF     922042775     5268        128552SH             SOLE            NONE  101224        27328
Vanguard Mega Cap 300             ETF     921910873    41651        890164SH             SOLE            NONE  681047       209117
Vanguard MSCI Miod Cap 450        ETF     922908629    11135        144235SH             SOLE            NONE  111490        32745
Vanguard Small Cap Value          ETF     922908611      257          3773SH             SOLE            NONE    2440         1333
Vanguard Total Bond Mkt ETF       ETF     921937835    45972        544821SH             SOLE            NONE  432608       112213
Vanguard Total Stock Mkt          ETF     922908769     9086        130364SH             SOLE            NONE   86613        43751
Verizon Communications            COM     92343V104      286          6034SH             SOLE            NONE    4621         1413


                                             TOTAL $158417 (x1000)

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